United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-03586

                            Alliance Municipal Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO


Alliance Capital [LOGO](R)


ANNUAL REPORT
JUNE 30, 2003

STATEMENT OF NET ASSETS
June 30, 2003

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________


PRINCIPAL
AMOUNT
(000)      SECURITY(a)                                   YIELD           VALUE
_______________________________________________________________________________

           MUNICIPAL BONDS-80.9%

           CALIFORNIA-80.9%

           ABAG FINANCE AUTHORITY FOR NONPROFIT CORP.
           (Acton Courtyard Apts.)
           Series 02A AMT
$  2,720   4/01/37 (b)                                    0.95%   $  2,720,000
           ABAG FINANCE AUTHORITY FOR NONPROFIT CORP.
           (California Hill Apts.)
           Series 02A AMT
   6,200   12/15/32 (b)                                   1.05       6,200,000
           ALAMEDA COUNTY IDB
           (Ream Enterprises Project)
           Series A AMT
     790   11/01/20 (b)                                   1.05         790,000
           ALAMEDA COUNTY IDR
           (Heat & Control, Inc. Project)
           Series 95A AMT
   3,685   11/01/25 (b)                                   1.10       3,685,000
           ALAMEDA COUNTY IDR
           (JMS Family Partnership Project)
           Series 95A AMT
   2,230   10/01/25 (b)                                   1.05       2,230,000
           BIG BEAR LAKE IDR
           (Southwest Gas Corp.)
           Series 93A AMT
   5,400   12/01/28 (b)                                   0.95       5,400,000
           CALIFORNIA COUNTY IDR
           (S&P Investment Project)
           Series 88A AMT
     665   9/01/08 (b)                                    1.35         665,000
           CALIFORNIA DEPARTMENT OF WATER RESOURCES
           (Power Supply Bonds)
           Series 02B-1
   5,000   5/01/22 (b)                                    1.00       5,000,000
           CALIFORNIA ECONOMIC DEVELOPMENT
           FINANCING AUTHORITY IDR
           (Vortech Engineering, Inc. Project)
           Series 97 AMT
   2,665   9/01/22 (b)                                    1.10       2,665,000
           CALIFORNIA INFRASTRUCTURE & ECONOMIC
           DEVELOPMENT BANK IDR
           (Bonny Doon Winery, Inc.)
           Series 00A AMT
   3,000   5/01/25 (b)                                    1.15       3,000,000
           CALIFORNIA INFRASTRUCTURE & ECONOMIC
           DEVELOPMENT BANK IDR
           (Studio Moulding Project)
           Series 01A AMT
   3,000   12/01/26 (b)                                   1.15       3,000,000
           CALIFORNIA INFRASTRUCTURE & ECONOMIC
           DEVELOPMENT BANK IDR
           (West Star Industries Project)
           Series 00A AMT
   1,980   7/01/26 (b)                                    1.10       1,980,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Athens Disposal Co., Inc.)
           Series 95A AMT
   3,100   1/01/16 (b)                                    1.05       3,100,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Atlas Disposal Industries LLC)
           Series 99A AMT
   2,400   5/01/19 (b)                                    1.10       2,400,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Bidart Family Partnership)
           Series 02 AMT
   4,000   11/01/27 (b)                                   1.10       4,000,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (BLT Enterprises)
           Series 99A AMT
   3,285   4/01/14 (b)                                    1.05       3,285,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Blue Line Transfer, Inc.)
           Series 99A AMT
   4,680   8/01/19 (b)                                    1.05       4,680,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Burrtec Waste Industry Project)
           Series 02A AMT
   3,700   6/01/22 (b)                                    1.10       3,700,000

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________


PRINCIPAL
AMOUNT
(000)      SECURITY(a)                                   YIELD           VALUE
--------------------------------------------------------------------------------

           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Burrtec Waste Project)
           Series 00A AMT
$  6,875   6/01/20 (b)                                    1.55%     $6,875,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Burrtec Waste Project)
           Series 97B AMT
   1,500   7/01/12 (b)                                    1.55       1,500,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (California Waste Solutions)
           Series 02A AMT
   3,755   5/01/32 (b)                                    1.05       3,755,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Carlos Echeverria & Sons)
           Series 02 AMT
   3,500   10/01/27 (b)                                   1.10       3,500,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Contra Costa Waste Services)
           Series A AMT
   3,825   12/01/10 (b)                                   1.05       3,825,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (CR & R, Inc. Project)
           Series 95A AMT
   4,060   10/01/10 (b)                                   1.15       4,060,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (CR& R, Inc. Project)
           Series 00A AMT
   2,860   9/01/10 (b)                                    1.15       2,860,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Edco Disposal Corp. Project)
           Series 96A AMT
   2,315   10/01/16 (b)                                   1.05       2,315,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Greenteam of San Jose Project)
           Series 01A AMT
   3,000   9/01/16 (b)                                    1.05       3,000,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Greenteam of San Jose Project)
           Series 97A AMT
     955   8/01/12 (b)                                    1.05         955,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Greenwaste Recovery)
           Series 99B AMT
   2,805   6/01/14 (b)                                    1.15       2,805,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Heritage Dairy Project)
           Series 02 AMT
   1,500   10/01/27 (b)                                   1.10       1,500,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Homestake Mining)
           Series 84A
   1,300   5/01/04 (b)                                    0.92       1,300,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Marborg Industries Project)
           Series 02A AMT
   2,615   6/01/22 (b)                                    1.05       2,615,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (New United Motor Manufacturing)
           Series 98A AMT
   3,015   4/01/18 (b)                                    1.00       3,015,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Norcal Waste Systems, Inc. Project)
           Series 01 AMT
   3,275   12/01/26 (b)                                   1.10       3,275,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (P&D Dairy & Poso Creek)
           Series 03 AMT
   3,000   5/01/28 (b)                                    1.10       3,000,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Placer County Eastern Sanitary)
           Series 03A AMT
   2,800   6/01/19 (b)                                    1.05       2,800,000

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________


PRINCIPAL
AMOUNT
(000)      SECURITY(a)                                   YIELD           VALUE
--------------------------------------------------------------------------------

           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Sanco Services L.P. Project)
           Series 02A AMT
$  2,000   11/01/32 (b)                                   1.55%     $2,000,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Santa Clara Valley Industries)
           Series 98A AMT
   1,365   3/01/18 (b)                                    1.15       1,365,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (T & W Farms Project)
           Series 02 AMT
   3,200   11/01/27 (b)                                   1.10       3,200,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (Waste Management, Inc. Project)
           Series 01A AMT
   4,000   7/01/31 (b)                                    1.05       4,000,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (West Valley Manufacturing Project)
           Series 97A AMT
   1,820   6/01/12 (b)                                    1.10       1,820,000
           CALIFORNIA POLLUTION CONTROL
           FINANCE AUTHORITY
           (West Valley Project)
           Series 00A AMT
   7,300   6/01/30 (b)                                    1.10       7,300,000
           CALIFORNIA SCHOOL CASH RESERVE PROGRAM
           (Pool Bonds)
           Series 02A
  10,000   7/03/03                                        1.67      10,000,717
           CALIFORNIA STATEWIDE COMMUNITY
           DEVELOPMENT AUTHORITY
           (Artefex Project)
           Series 97E AMT
   1,765   7/01/17 (b)                                    1.80       1,765,000
           CALIFORNIA STATEWIDE COMMUNITY
           DEVELOPMENT AUTHORITY
           (Biocol Investments)
           Series 97B AMT
   1,065   5/01/22 (b)                                    1.80       1,065,000
           CALIFORNIA STATEWIDE COMMUNITY
           DEVELOPMENT AUTHORITY
           (Cienega Gardens Apts.)
           Series 02V AMT
   6,000   10/01/33 (b)                                   1.08       6,000,000
           CALIFORNIA STATEWIDE COMMUNITY
           DEVELOPMENT AUTHORITY
           (Contech Construction)
           Series 89 AMT
     570   5/01/09 (b)                                    1.35         570,000
           CALIFORNIA STATEWIDE COMMUNITY
           DEVELOPMENT AUTHORITY
           (Grundfos Pumps Corp. Project)
           Series 89
   1,000   5/01/09 (b)                                    1.35       1,000,000
           CALIFORNIA STATEWIDE COMMUNITY
           DEVELOPMENT AUTHORITY
           (Lake Merritt Apts.)
           Series 02R AMT
   3,700   10/01/33 (b)                                   1.10       3,700,000
           CALIFORNIA STATEWIDE COMMUNITY
           DEVELOPMENT AUTHORITY
           (Pacific Bearings Co. Project)
           Series 96L AMT
   1,540   10/01/06 (b)                                   1.80       1,540,000
           CALIFORNIA STATEWIDE COMMUNITY
           DEVELOPMENT AUTHORITY
           (Primary Color Project)
           Series 97F AMT
     390   7/01/04 (b)                                    1.80         390,000
           CALIFORNIA STATEWIDE COMMUNITY
           DEVELOPMENT AUTHORITY
           (Seminole Gardens Apts.)
           Series 02W AMT
   3,385   10/01/33 (b)                                   1.08       3,385,000
           CALIFORNIA STATEWIDE COMMUNITY
           DEVELOPMENT AUTHORITY MFHR
           (River Run Senior Apts. Project)
           Series 02LL AMT
   2,605   2/15/36 (b)                                    0.95       2,605,000

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________


PRINCIPAL
AMOUNT
(000)      SECURITY(a)                                   YIELD           VALUE
--------------------------------------------------------------------------------

           CALIFORNIA STATEWIDE COMMUNITY
           DEVELOPMENT AUTHORITY MFHR
           (Tyrella Gardens Apts.)
           Series 03B AMT
$  3,100   6/01/36 (b)                                    1.05%    $ 3,100,000
           CALIFORNIA STATEWIDE ECONOMIC
           DEVELOPMENT AUTHORITY
           (Pioneer Converting, Inc.)
           AMT
   1,300   4/01/16 (b)                                    1.05       1,300,000
           CONTRA COSTA COP
           (Concord Healthcare Center)
           AMT
   2,805   12/01/12 (b)                                   1.05       2,805,000
           DESERT SANDS UNIFIED SCHOOL DISTRICT GO BAN
           Series 02
  15,000   7/01/03                                        1.68      15,000,000
           DUBLIN HOUSING AUTHORITY MFHR
           (Park Sierra)
           Series 98A AMT
   6,900   6/01/28 (b)                                    0.95       6,900,000
           LONG BEACH
           (Southeast Facility Lease Revenue)
           Series 95B AMT
   1,700   12/01/18 (b)                                   0.97       1,700,000
           LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
           (Broadway Spring Center)
           Series 87 AMT
   8,600   7/01/12 (b)                                    0.93       8,600,000
           LOS ANGELES HFA MFHR
           (Mission Village Terrace)
           Series 97D AMT
   3,540   7/01/27 (b)                                    0.95       3,540,000
           LOS ANGELES HOUSING AUTHORITY
           (Park Sierra Apts. Project)
           Series 86A AMT
   3,100   9/01/30 (b)                                    1.05       3,100,000
           LOS ANGELES MFHR
           (Harvard Yard Apts.)
           Series 02E AMT
   4,875   12/01/09 (b)                                   0.95       4,875,000
           LOS ANGELES UNIFIED SCHOOL DISTRICT TRAN
           Series 02B
  15,000   7/01/03                                        1.68      15,000,000
           ORANGE COUNTY
           (Park Place Apts.)
           Series 89A AMT
   5,400   4/01/24 (b)                                    0.90       5,400,000
           RIVERSIDE COUNTY IDR
           (Cryogenic Project Issue)
           Series 89B AMT
   5,400   7/05/14 (b)                                    0.95       5,400,000
           ROSEVILLE COUNTY HIGH SCHOOL DISTRICT COP
           (Northwest Roseville Land Project)
           Series 91
   1,630   8/01/06 (b)                                    1.50       1,630,000
           SAN FRANCISCO MFHR
           (Carter Terrace Apts.)
           SERIES 02B AMT
  10,000   3/01/36 (b)                                    1.00      10,000,000
           SAN FRANCISCO MFHR
           (Orlando Cepeda Place Apts.)
           Series 00D AMT
   5,000   11/01/33 (b)                                   1.00       5,000,000
           SAN FRANCISCO REDEVELOPMENT AGENCY MFHR
           (Antonia Manor Apts.)
           Series 00E AMT
   7,070   12/01/33 (b)                                   0.95       7,070,000
                                                                  ------------
           Total Municipal Bonds
           (amortized cost $263,580,717)                           263,580,717
                                                                  ------------

           COMMERCIAL PAPER-17.2%

           CALIFORNIA-17.2%

           CALIFORNIA INFRASTRUCTURAL & ECONOMIC
           DEVELOPMENT BANK
           (Salvation Army West Territory)
           Series 01
  11,000   1/28/04                                        1.08      11,000,000

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________


PRINCIPAL
AMOUNT
(000)      SECURITY(a)                                   YIELD           VALUE
-------------------------------------------------------------------------------

           CALIFORNIA STATE UNIVERSITY INSTITUTE
           (CP Notes)
           Series 01A
$  2,900   10/07/03                                       0.85%   $  2,900,000
           CALIFORNIA STATE UNIVERSITY INSTITUTE
           (CP Notes)
           Series 01A
   7,450   8/08/03                                        1.05       7,450,000
           LOS ANGELES COUNTY
           (Capital Asset Leasing Corp.)
           Series 97
   3,760   9/05/03                                        0.90       3,760,000
           LOS ANGELES INTERNATIONAL AIRPORT
           Series 02A
   2,700   10/01/03                                       0.87       2,700,000
           SAN GABRIEL VALLEY
           (Alameda Corridor Project)
           Series 01
  10,100   9/09/03                                        0.85      10,100,000
           UNIVERSITY OF CALIFORNIA
           (Board of Regents)
   8,600   10/09/03                                       0.87       8,600,000
           VENTURA COUNTY PUBLIC FINANCE AUTHORITY
           Series 98
   9,500   9/10/03                                        0.90       9,500,000
                                                                  ------------
           Total Commercial Paper
           (amortized cost $56,010,000)                             56,010,000
                                                                  ------------

           TOTAL INVESTMENTS-98.1%
           (amortized cost $319,590,717)                           319,590,717
           Other assets less liabilities-1.9%                        6,172,164
                                                                  ------------

           NET ASSETS-100%
           (offering and redemption price of $1.00 per share;
           325,818,506 shares outstanding)                        $325,762,881
                                                                  ------------
                                                                  ------------


-------------------------------------------------------------------------------



(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

-------------------------------------------------------------------------------
     Glossary of Terms:
     AMT   -  Alternative Minimum Tax
     BAN   -  Bond Anticipation Note
     COP   -  Certificate of Participation
     GO    -  General Obligation
     HFA   -  Housing Finance Agency/Authority
     IDB   -  Industrial Development Board
     IDR   -  Industrial Development Revenue
     MFHR  -  Multi-Family Housing Revenue
     TRAN  -  Tax & Revenue Anticipation Note
     See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2003

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                          $4,784,110

EXPENSES
  Advisory fee (Note B)                            $1,690,368
  Distribution assistance and administrative
    service (Note C)                                1,518,470
  Custodian fees                                      104,634
  Transfer agency (Note B)                            103,708
  Printing                                             51,386
  Audit and legal fees                                 40,778
  Registration fees                                    33,080
  Trustees' fees                                        1,900
  Miscellaneous                                         6,260
                                                   ----------
  Total expenses                                    3,550,584
  Less: expense offset arrangement (Note B)              (119)
  Less: expense reimbursement (Note B)               (169,729)
                                                   ----------
  Net expenses                                                       3,380,736
                                                                    ----------
  Net investment income                                              1,403,374

REALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                           5,316
                                                                    ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 1,408,690
                                                                    ----------
                                                                    ----------
------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________


                                                    YEAR ENDED      YEAR ENDED
                                                 JUNE 30, 2003   JUNE 30, 2002
                                                 -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                             $1,403,374      $4,719,546
  Net realized gain on investment transactions           5,316             963
                                                 -------------   -------------
  Net increase in net assets from operations         1,408,690       4,720,509

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                             (1,403,374)     (4,719,546)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                            (76,511,464)   (216,129,528)
                                                 -------------   -------------
  Total decrease                                   (76,506,148)   (216,128,565)

NET ASSETS
  Beginning of period                              402,269,029     618,397,594
                                                 -------------   -------------

  End of period                                   $325,762,881    $402,269,029
                                                 -------------   -------------
                                                 -------------   -------------

-------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2003, the reimbursement amounted to $169,729.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $38,736 for the year ended June 30, 2003.

For the year ended June 30, 2003, the Portfolio's expenses were reduced by $119 under an expense offset arrangement with AGIS.

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________


NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2003, the distribution fee amounted to $845,184. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2003, such payments by the Portfolio amounted to $673,286, of which $95,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had a capital loss carryforward of $36,652, which expires in 2009. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The portfolio utilized $5,316 of capital loss carryforward during the current year. Dividends paid from net investment income for the years ended June 30, 2003 and 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 2003, capital paid-in aggregated $325,799,533. Transactions, all at $1.00 per share, were as follows:

                                                    YEAR ENDED      YEAR ENDED
                                                       JUNE 30,        JUNE 30,
                                                          2003            2002
                                                    ----------      ----------
Shares sold                                        524,829,270     738,557,357
Shares issued on reinvestments of dividends          1,403,374       4,719,546
Shares redeemed                                   (602,744,108)   (959,406,431)
                                                    ----------      ----------
Net decrease                                       (76,511,464)   (216,129,528)
                                                    ----------      ----------
                                                    ----------      ----------

FINANCIAL HIGHLIGHTS

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
                                            -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .004(a)      .009         .024         .024         .022
                                            -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS
Dividends from net investment income           (.004)       (.009)       (.024)       (.024)       (.022)
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
                                            -----------  -----------  -----------  -----------  -----------
                                            -----------  -----------  -----------  -----------  -----------
TOTAL RETURN
Total investment return based on net asset
  value (b)                                      .42%         .89%        2.48%        2.39%        2.20%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $325,763     $402,269     $618,398     $931,993     $655,644
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%         .98%         .98%         .97%         .98%
  Expenses, before waivers and
    reimbursements                              1.05%         .98%         .98%         .97%         .98%
  Net investment income                          .42%(a)      .92%        2.49%        2.38%        2.18%

-------------------------------------------------------------------------------

(a)  Net of expenses reimbursed or waived by the Adviser.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT AUDITORS

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust-California Portfolio (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________


ALLIANCE MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES
JOHN D. CARIFA, CHAIRMAN
SAM Y. CROSS (1)
CHARLES H.P. DUELL (1)
WILLIAM H. FOULK, JR. (1)
DAVID K. STORRS (1)
SHELBY WHITE (1)


OFFICERS
JOHN D. CARIFA, CHAIRMAN
SUSAN L. MATTESON, PRESIDENT
DREW A. BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
PATRICIA ITTNER, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
DORIS T. MULLER, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
LINDA N. KELLEY, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
EILEEN M. MURPHY, VICE PRESIDENT
MARIA C. SAZON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER
THOMAS R. MANLEY, CONTROLLER


CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. BOX 786003
San Antonio, Texas 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

-------------------------------------------------------------------------------
(1)  Members of the Audit Committee

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________


MANAGEMENT OF THE FUND
The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                               PORTFOLIOS
                                                                                 IN FUND            OTHER
    NAME, AGE, ADDRESS                      PRINCIPAL                            COMPLEX         DIRECTORSHIPS
        OF TRUSTEE                         OCCUPATION(S)                       OVERSEEN BY          HELD BY
    (YEARS OF SERVICE)                  DURING PAST 5 YEARS                      TRUSTEE            TRUSTEE
-------------------------------------------------------------------------------

INTERESTED TRUSTEE

John D. Carifa, 58,                President, Chief Operating Officer and a          113             None
1345 Avenue of the Americas        Director of ACMC, with which he has been
New York, NY 10105 (14)            associated since prior to 1998.

DISINTERESTED TRUSTEES

Sam Y. Cross, 76                   Formerly Executive Vice President of The           15             None
4046 Chancery Court, N.W.          Federal Reserve Bank of New York and
Washington, DC 20007 (11)          manager for foreign operations for The
                                   Federal Reserve System.

Charles H.P. Duell, 65             President of Middleton Place Foundation            15             None
Middleton Place Foundation,        and President of the Middleton Inn
4300 Ashley River Road             Company with which he has been
Charleston, SC 29414 (18)          associated since prior to 1998. He is
                                   also a Trustee Emeritus of the National
                                   Trust for Historic Preservation and formerly
                                   a Director of the Grand Teton Lodge Company
                                   and GRC, International and Chairman of The
                                   Board of Architectural Review of the City of
                                   Charleston.

William H. Foulk, Jr., 70          An Investment Adviser and an Independent          110             None
2 Sound View Drive, Suite 100      Consultant. He was formerly Senior
Greenwich, CT 06830 (19)           Manager of Barrett Associates, Inc., a
                                   registered investment adviser, with which
                                   he had been associated since prior to 1998. He
                                   was formerly Deputy Comptroller of the State of
                                   New York and, prior thereto, Chief Investment
                                   Officer of the New York Bank for Savings.

David K. Storrs, 59                President of Alternative Investment Group,         15             None
65 South Gate Lane                 LLC (an investment firm). He was formerly
Southport, CT 06890                President of The Common Fund (investment
(14)                               management for educational institutions)
                                   with which he had been associated since prior
                                   to 1998.

Shelby White, 64,                  An author and financial journalist.                15             None
One Sutton Place South
New York, NY 10022 (11)

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________


OFFICER INFORMATION
Certain information concerning the Fund's Officers is listed below.


     NAME, ADDRESS*                POSITION(S) HELD                          PRINCIPAL OCCUPATION
         AND AGE                      WITH FUND                              DURING PAST 5 YEARS**
-------------------------------------------------------------------------------

John D. Carifa, 58                 Chairman                        See biography above.

Susan L. Matteson, 40              President                       Senior Vice President of ACMC** and President Alliance Cash
                                                                   Management Services with which she has been associated since prior to 1998.

Kathleen A. Corbet, 43             Senior Vice President           Executive Vice President of ACMC** with which she has been associated since prior to 1998.

Drew A. Biegel, 52                 Senior Vice President           Vice President of ACMC** with which he has been associated since prior to 1998.

John R. Bonczek, 43                Senior Vice President           Senior Vice President of ABIRM** with which he has been
                                                                   associated since prior to 1998.

Patricia Ittner, 52                Senior Vice President           Vice President of ACMC** with which she has been associated since prior to 1998.

Robert I. Kurzweil, 52             Senior Vice President           Vice President of ABIRM** with which he has been associated since prior to 1998.

Doris T. Muller, 39                Senior Vice President           Vice President of ABIRM** with which she has been associated since prior to 1998.

William E. Oliver, 53              Senior Vice President           Senior Vice President of ACMC** with which he has been associated since prior to 1998.

Raymond J. Papera, 47              Senior Vice President           Senior Vice President of ACMC** with which he has been associated since prior to 1998.

William J. Fagan, 41               Vice President                  Assistant Vice President of ACMC** with which he has been
                                                                   associated since prior to 1998.

Linda N. Kelley, 42                Vice President                  Assistant Vice President of ACMC** with which she has been associated since prior to 1998.

Joseph R. LaSpina, 42              Vice President                  Vice President of ABIRM** with which he has been associated since prior to 1998.

Eileen M. Murphy, 32               Vice President                  Vice President of ACMC** with which she has been associated since prior to 1998.

Maria C. Sazon, 37                 Vice President                  Vice President of ACMC** with which she has been associated since prior to 1998.

Edmund P. Bergan, Jr., 53          Secretary                       Senior Vice President and the General Counsel of ABIRM** and
                                                                   AGIS** with which he has been associated since prior to 1998.

                                Alliance Municipal Trust - California Portfolio
_______________________________________________________________________________



     NAME, ADDRESS*                POSITION(S) HELD                          PRINCIPAL OCCUPATION
         AND AGE                      WITH FUND                              DURING PAST 5 YEARS**
-------------------------------------------------------------------------------

Mark D. Gersten, 52                Treasurer and Chief             Senior Vice President of AGIS** and Vice
                                   Financial Officer               President of ABIRM** with which he has
                                                                   been associated since prior to 1998.

Thomas R. Manley, 51               Controller                      Vice President of ACMC** with which he
                                                                   has been associated since prior to 1998.

-------------------------------------------------------------------------------

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
**   ACMC, ABIRM, ACL and AGIS are affiliates of the Fund.
     The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

OPTION |1| OPTION |2|

Fund Code |3| |0| |#|
For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from The owner, Alliance Capital Management L.P.

AMTCAAR0603



ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance Municipal Trust

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003